Schedule of Future Amortization of Developed Technologies (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 835,000
2025	1,113,000
2024	1,113,000	$ 1,113,000
2025	1,113,000	1,113,000
2026	1,113,000	1,113,000
Thereafter	$ 13,356,000
2027		1,113,000
Thereafter		$ 13,356,000